Transactions With Related Parties, Central Shipping Inc (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Central Shipping Inc ("CSI") - Letter Agreement and Management Agreements [Abstract]
Due to related parties	$ 237,000	$ 29,755,000
Central Shipping Inc [Member]
Central Shipping Inc ("CSI") - Letter Agreement and Management Agreements [Abstract]
Notice period to terminate agreement	18 months
Number of months of fees payable used to determine termination fee	12 months
Daily management fee per vessel	$ 600
Commencement period of daily management prior to scheduled delivery of vessel	3 months
Daily fee for superintendent visits	$ 546
Chartering commission percentage	1.25%
Commission percentage on all gross vessel sale proceeds or the purchase price paid for vessels	1.00%
Financing fee percentage	0.20%
Supervision services fee percentage	7.00%
Initial term of agreement	5 years
Consumer Price Inflation	0.02
Increase in fees payable if CPI is less than 2%	2.00%
Percentage of newbuilding vessels monitoring fee paid on purchase of newbuilding construction contract	25.00%
Percentage of newbuilding vessels monitoring fee paid on steel cutting of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on launching of newbuilding vessel	25.00%
Percentage of newbuilding vessels monitoring fee paid on delivery of newbuilding vessel	25.00%
Due to related parties	$ 237,000	1,193,000
Transactions with Related Parties [Abstract]
Fees and expenses	4,855,000	5,664,000	$ 12,253,000
Central Shipping Inc [Member] | Vessels, Net / Advances for Vessels Under Construction [Member]
Transactions with Related Parties [Abstract]
Management fees	61,000	199,000	69,000
Supervision services fees	14,000	79,000	63,000
Superintendent fees	129,000	255,000	198,000
Newbuilding vessels monitoring fee	455,000	1,365,000	0
Newbuilding supervision related pass-through costs	236,000	1,207,000	967,000
Central Shipping Inc [Member] | Investments in Unconsolidated Joint Ventures [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels		0	454,000
Central Shipping Inc [Member] | Capitalized Right-of-use Assets from Operating Leases [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels		0	1,017,000
Central Shipping Inc [Member] | Current and Non-Current Portions of Long-term Debt [Member]
Transactions with Related Parties [Abstract]
Financing fees	312,000	150,000	0
Central Shipping Inc [Member] | Management Fees - Related Parties [Member]
Transactions with Related Parties [Abstract]
Management fees	1,749,000	1,477,000	1,953,000
Accounting and reporting cost	360,000	360,000	330,000
Commission for sale and purchase of vessels		793,000	3,377,000
Central Shipping Inc [Member] | Vessel Operating Expenses [Member]
Transactions with Related Parties [Abstract]
Superintendent fees	37,000	17,000	60,000
Central Shipping Inc [Member] | Loss from Vessel Sales [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels	730,000	0	3,971,000
Central Shipping Inc [Member] | Impairment on Vessels [Member]
Transactions with Related Parties [Abstract]
Commission for sale and purchase of vessels		264,000	0
Central Shipping Inc [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Commission on charter hire agreements	$ 1,008,000	$ 705,000	$ 761,000